Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company sponsors a qualified 401(k) defined contribution plan for the benefit of its employees. The Company made matching contributions to the plan totaling $1.3 million, $1.0 million and $0.6 million for the years ended December 31, 2019, 2018 and 2017, respectively.